UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22310

FactorShares Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE 19801
(Name and address of agent for service)

877 756-PURE
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2014

Date of reporting period: March 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2014

PureFunds™ ISE Junior Silver
(Small Cap Miners/Explorers) ETF
Ticker: SILJ

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

TABLE OF CONTENTS
March 31, 2014

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

PORTFOLIO ALLOCATION
As of March 31, 2014 (Unaudited)

As a percent of net assets:
Canada	91.9%
United Kingdom	2.5
United States	5.6
100.0%

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Schedule of Investments
March 31, 2014 (Unaudited)

	Shares	Market Value

COMMON STOCKS - 100.0%

Metals & Mining - 100.0%
Canada - 91.9%
Alexco Resource Corporation (a)	133,200	$199,800
Aurcana Corporation (a)	158,698	119,149
Bear Creek Mining Corporation (a)	132,598	221,896
Endeavour Silver Corporation (a)	138,898	598,650
Excellon Resources, Inc. (a)	96,300	122,825
Fortuna Silver Mines, Inc. (a)	172,800	636,179
Great Panther Silver Ltd. (a)	179,696	181,493
Impact Silver Corporation (a)	125,100	73,555
Kootenay Silver, Inc. (a)	83,700	31,042
MAG Silver Corporation (a)	88,796	616,070
Mandalay Resources Corporation (a)	288,000	234,464
Minco Silver Corporation (a)	81,596	69,381
Mirasol Resources Ltd. (a)	54,596	64,695
Revett Mining Company, Inc. (a)	62,100	49,995
Santacruz Silver Mining Ltd. (a)	128,396	104,529
Scorpio Mining Corporation (a)	618,598	153,880
Sierra Metals, Inc. (a)	34,200	52,592
Silvercorp Metals, Inc. (a)	216,000	422,035
SilverCrest Mines, Inc. (a)	127,800	233,520
Trevali Mining Corporation (a)	217,800	187,164
US Silver & Gold, Inc. (a)	346,500	150,448
		4,523,362
United Kingdom - 2.5%
Arian Silver Corporation (a)	190,496	122,905
United States - 5.6%
Golden Minerals Company (a)	234,298	195,943
Silver Bull Resources, Inc. (a)	234,596	79,763
		275,706
Total Metals & Mining		4,921,973
TOTAL COMMON STOCKS (Cost $6,348,447)		4,921,973
Total Investments (Cost $6,348,446) - 100.0%		4,921,973
Other Assets in Excess of Liabilities - 0.0%		1,929
TOTAL NET ASSETS - 100.0%		$4,923,902

(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2014 (Unaudited)

ASSETS
Investments in securities, at value*	$4,921,973
Foreign currency*	4,391
Dividends and interest receivable	830
Total Assets	4,927,194

LIABILITIES
Management fees payable	3,292
Total Liabilities	3,292
Net Assets	$4,923,902

NET ASSETS CONSIST OF:
Paid-in Capital	$6,915,064
Undistributed (accumulated) net investment income (loss)	(5,035)
Accumulated net realized gain (loss) on investments	(559,655)
Net unrealized appreciation (depreciation) on:
Investments in securities	(1,426,474)
Foreign currency and translation of other assets and liabilities in foreign currency	2
Net Assets	$4,923,902

*Identified Cost:
Investments in securities	$6,348,447
Foreign currency	4,391

Shares Outstanding^	450,000
Net Asset Value, Offering and Redemption Price per Share	$10.94

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENT OF OPERATIONS
For the period ended March 31, 2014 (Unaudited)

INVESTMENT INCOME
Income:
Dividends	$4,821
Total Investment Income	4,821

Expenses:
Management fees	8,764
Total Expenses	8,764
Net Investment Income	(3,943)

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(58,923)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities and foreign currency	(758,509)
Net Realized and Unrealized Gain (Loss) on Investments	(817,432)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(821,375)

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended	Period ended
	March 31, 2014	September 30, 2013 1
OPERATIONS
Net investment income	$(3,943)	$(3,501)
Net realized gain (loss) on investments	(58,923)	(636,403)
Net change in unrealized appreciation (depreciation) of investments	(758,509)	(667,963)
Net increase (decrease) in net assets resulting from operations	(821,375)	(1,307,867)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(1,356)	-
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital transactions (a)	3,989,500	3,065,000
Net increase (decrease) in net assets	3,166,769	1,757,133

NET ASSETS
Beginning of Period	1,757,133	-
End of Period	$4,923,902	$1,757,133
Undistributed net investment income	$(5,035)	$264

(a) Summary of share transactions is as follows:

	Six Months Ended March 31, 2014		Period Ended September 30, 2013
	Shares	Amount	Shares	Amount
Shares Sold	300,000	$3,989,500	250,000	$4,541,000
Reinvested Dividends	-	-	-	-
Shares Redeemed	-	-	(100,000)	(1,476,000)
	300,000	$3,989,500	150,000	$3,065,000
Beginning Shares	150,000		-
Ending Shares	450,000		150,000

1	Fund commenced operations on November 29, 1012. The information presented is for the period from November 29, 2012 to September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Six Months Ended		Period Ended
	March 31, 2014		September 30, 2013 1

Net Asset Value, Beginning of Period	$11.71		$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	(0.73)		(8.27)
Total from investment operations	(0.76)		(8.29)
Less Distributions:
Distributions from net investment income	(0.01)		-
Total distributions	-		-
Net asset value, end of period	$10.94		$11.71
Total Return	-6.48	% 3	-41.45	% 3

Ratios/Supplemental Data:
Net assets at end of period (000's)	$4,924		$1,757

Expenses to Average Net Assets	0.69	% 4	0.69	% 4
Net Investment Income (Loss) to Average Net Assets	-0.59	% 4	-0.21	% 4
Portfolio Turnover Rate	4	% 3	69	% 3

1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized
4	Annualized

The accompanying notes are an integral part of these financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

NOTE 1 – ORGANIZATION .

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF ( “the Fund”) is a series of FactorShares Trust (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an openend management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index (the “Underlying Index”). The Fund commenced operations on November 29, 2012.

The Fund currently offers one class of shares, which has no front end sales loads, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from the net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the  continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange1 or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and  circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of March 31, 2014, the Fund did not hold any fair valued securities.
_______________
1 For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Description^	Level 1	Level 2	Level 3	Total

Common Stocks	$4,921,973	$—	$—	$4,921,973

Total Investments in Securities	$4,921,973	$—	$—	$4,921,973
______________
^ See Schedule of Investments for industry breakouts.

The Fund did not have any significant transfers between Levels 1. 2 or 3 during the six months ended March 31, 2014.

B.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns for the open tax year ended March 31, 2014. The Fund identifies its major tax jurisdictions as U.S. Federal and the State of Delaware; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are normally declared and paid quarterly. Distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through date the financial statements were available to be issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

J.
Recent Accounting Pronouncement. In June 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC, serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging, in consultation with Esposito Partners, LLC, (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other nondistribution related services necessary for the Fund to operate. Under the Business Management Agreement, the Advisor has contracted with PureShares, LLC (the “Business Manager”) to manage the Fund’s business affairs, provide office facilities and equipment and certain clerical, bookkeeping and administrative services. The Business Manager bears the costs of all advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee. For services provided to the Fund, the Fund pays the Business Manager 0.69% at an annual rate based on the Fund’s average daily net assets. The Business Manager has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.69% of the Fund’s average daily net assets. Pursuant to this agreement, the Business Manager is subject to certain  requirements that, if not met by the Business Manager or waived by the third party, would permit the third party to terminate the agreement. If the agreement is terminated, the Business Manager may not be able to perform its obligations under the Business Management Agreement.

NOTE 4 - PURCHASES AND SALES OF SECURITIES.

Purchases and sales of securities, excluding short-term securities and in-kind transactions, for the six months ended March 31, 2014 were $120,052 and $114,275, respectively.

For the six months ended March 31, 2014, in-kind transactions associated with creations and redemptions were $4,044,920 and $0, respectively

There were no purchases or sales of U.S. Government obligations for the six months ended March 31, 2014.

The components of distributable earnings(losses) and cost basis of investments for federal income tax purposes at September 30, 2013 were as follows:

Tax cost of investments	$6,460,054
Gross tax unrealized appreciation	4,074
Gross tax unrealized depreciation	(1,542,156)
Net tax unrealized appreciation/(depreciation)	$(1,538,081)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the six months ended March 31, 2014 the Fund paid a distribution of $1,356 from ordinary income.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

NOTE 6 – RESULTS OF SHAREHOLDER MEETING

A Special Meeting of Shareholders of the Fund was held on April 10, 2014 and April 17, 2014 at the offices of U.S. Bancorp Fund Services, LLC, 615 East Michigan Avenue, Milwaukee, Wisconsin, pursuant to notice given to all shareholders of record of the Fund at the close of business on February 25, 2014. At the Special Meeting, shareholders were asked to approve the following proposals, and the tabulation of the shareholder votes rendered the following results:

Proposal	Votes For	Votes Against	Abstained

To approve a new investment advisory agreement by and between the Trust, on behalf of the Fund, and Factor Advisors, LLC	196,547.661	3,671.901	4,200.000

To approve a new sub-advisory agreement by and between Factor Advisors, LLC and Esposito Partners, LLC.	195,219.995	4,999.234	4,200.333

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS
For the Period Ended March 31, 2014 (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting held on November 21, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of FactorShares Trust (the “Trust”) considered the approval of the following agreements:

● an Interim Advisory Agreement and new Advisory Agreement (together, the “Advisory Agreements”), each between Factor Advisors, LLC (“Factor Advisors” or the “Adviser”) and the Trust, on behalf of the PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF (the “Fund”);

● an Interim Sub-Advisory Agreement and new Sub-Advisory Agreement (together, the “Sub-Advisory Agreements” and collectively with the Advisory Agreements, the “Agreements”), each between the Adviser and Esposito Partners, LLC (“Esposito Partners” or the “Sub-Adviser”) with respect to the Funds.

In preparation for such Meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In considering the Advisory Agreements, the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), took into consideration, among other things, (a) the nature, extent and quality of the advisory services to be provided by Factor Advisors; (b) the investment performance of the Fund; (c) the costs of services provided by Factor Advisors and the profits derived by Factor Advisors from its relationship with the Fund; (d) whether the Fund and its shareholders benefit from economies of scale; (e) a comparison of the Fund’s expense ratios and those of similarly situated funds; (f) other financial benefits (such as soft dollars) to Factor Advisors and its affiliates from their relationship with the Fund; and (g) other factors the Independent Trustees deemed to be relevant.

The Independent Trustees considered the Adviser’s specific responsibilities in managing the Fund, including the Adviser’s responsibility for oversight of the Sub-Adviser. The Independent Trustees also considered the resources and compliance record of the Adviser and noted that the acquisition of the Adviser by a newly formed entity controlled by Samuel Masucci, III (the “Transaction”), the Chief Executive Officer of Factor Advisors, demonstrated Mr. Masucci’s financial commitment to Factor Advisors as a firm. After discussion, the Independent Trustees concluded that the Adviser has the resources and compliance policies and procedures appropriate to performing its duties under the Advisory Agreements and that the nature, overall quality, cost and extent of such management services was expected to continue to be satisfactory.

The Independent Trustees reviewed the Fund’s performance information for the 1-month, 3-month, year-to-date and since inception periods ended September 30, 2013 and determined that Fund performance was in line with the performance of the Fund’s underlying index. With respect to anticipated profitability, the Independent Trustees noted that the Transaction would not change the fees paid to the Adviser or the services provided by the Adviser, but it was too early to predict how the Transaction might affect the profitability of the Fund to Factor Advisors. The Independent Trustees noted that, given that the Adviser was earning only the minimum fee under the prior Advisory Agreement, half of which it was required to pay to the Sub-Adviser, the expected profitability to the Adviser with respect to the Advisory Agreements was not expected to be excessive. Overall, the Independent Trustees concluded that the fees to be paid under the Advisory Agreements were reasonable.

With respect to economies of scale, the Independent Trustees took note that the Fund had not yet attracted sufficient assets to assess whether the benefits from economies of scale would be achieved by the Fund.

No single factor was determinative of the Independent Trustees’ decision to approve the Advisory Agreements; rather, the Independent Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Independent Trustees determined that the Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund.  The Independent Trustees therefore determined that the approval of the Advisory Agreements was in the best interests of the Fund and its shareholders.

In considering the Sub-Advisory Agreements, the Independent Trustees took into consideration, among other things, (a) the nature, extent and quality of the sub-advisory services to be provided by Esposito Partners; (b) the investment performance of the Fund; (c) the costs of services provided by Esposito Partners and the profits derived by Esposito Partners from its relationship with the Fund; (d) whether the Fund and its shareholders benefit from economies of scale; (e) a comparison of the Fund’s expense ratios and those of similarly situated funds; (f) other financial benefits (such as soft dollars) to Esposito Partners and its affiliates from their relationship with the Fund; and (g) other factors the Independent Trustees deemed to be relevant.

The Independent Trustees considered the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the qualifications, experience and responsibilities of the portfolio managers. The Independent Trustees also considered the resources and compliance record of the Sub-Adviser. After discussion, the Independent Trustees concluded that the Sub-Adviser has the appropriate personnel and compliance policies and procedures to perform its duties under the Sub-Advisory Agreements and that the nature, overall quality, cost and extent of such services was expected to continue to be satisfactory.

The Independent Trustees reviewed the Fund’s performance information for the 1-month, 3-month, year-to-date and since inception periods ended September 30, 2013 and determined that Fund performance was in line with the performance of the Fund’s underlying index. With respect to anticipated profitability, the Independent Trustees noted that the Transaction would not change the fees paid to the Sub-Adviser or the services provided by the Sub-Adviser, but it was too early to predict how the Transaction might affect the profitability of the Fund to Esposito Partners. The Independent Trustees noted that the Fund may use Esposito Securities, LLC, a broker-dealer affiliated with the Sub-Adviser, for Fund brokerage transactions, but further noted that the amount of any commissions related to such transactions was not expected to be significant given the size of the Fund and the Fund’s use of in-kind transactions for creation and redemption activities. The Independent Trustees noted that, given that the Sub-Adviser was earning only the minimum fee under the prior Sub-Advisory Agreement, the expected profitability to the Sub-Adviser with respect to the Sub-Advisory Agreements was not expected to be excessive. Overall, the Independent Trustees concluded that the fees to be paid under the Sub-Advisory Agreements were reasonable.

With respect to economies of scale, the Independent Trustees took note that the Fund had not yet attracted sufficient assets to assess whether the benefits from economies of scale would be achieved by the Fund.

No single factor was determinative of the Independent Trustees’ decision to approve the Sub-Advisory Agreements; rather, the Independent Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Independent Trustees determined that the Sub-Advisory Agreements, including the compensation payable under the agreements, were fair and reasonable to the Fund.  The Independent Trustees therefore determined that the approval of the Sub-Advisory Agreements was in the best interests of the Fund and its shareholders.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

EXPENSE EXAMPLE
For the Period Ended March 31, 2014 (Unaudited)

As a shareholder of PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF  (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 – March 31, 2014).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	October 1, 2013	March 31, 2014	During the Period^
Actual	$1,000	$935	$3.33

Hypothetical (5% annual	$1,000	$1022	$3.48

^ The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on the fund's website at www.pureetfs.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the polices and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.pureetfs.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (877) 756-7873 or by accessing the SEC’s website at www.sec.gov.

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

PRIVACY POLICY
(Unaudited)

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;
●	Information you give us orally; and
●	Information about your transactions with us or others.

The Fund does not disclose any non-public personal information about its customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Fund maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Advisor
Factor Advisors, LLC
35 Beechwood Rd, Suite 2B
Summit, NJ 07901

Sub-Advisor
Esposito Partners, LLC
300 Crescent Court, Suite 650
Dallas, Texas 75201

Business Manager
PureShares, LLC
2 Central Avenue, Suite 2B
Madison, NJ 07940

Index Provider
International Securities Exchange, LLC
60 Broad Street
New York, NY 10004

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor
New York, NY 10018

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FactorShares Trust

By (Signature and Title	/s/Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	June 9, 2014

By (Signature and Title)*	/s/Samuel Masucci III
Samuel Masucci III, Treasurer

Date	June 9, 2014

* Print the name and title of each signing officer under his or her signature.

II-2